091-16078-fn

For Internal Use Only
Sec File No. 9-
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   C2 Options Exchange Incorporated
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   OCC
3. Class of New Derivative Securities Product:
   Index Option
4. Name of Underlying Instrument:
   Russell 2000 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   RUT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Leading benchmark designed to track performance of small cap stocks.
8. Settlement Methodology of New Derivative Securities Product:
   Cash, A.M.-settled
9. Position Limits of New Derivative Securities Product (if applicable):
   None

SEC
Mail Processing
Section
SEP 11 2013
Washington DC
404

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Jeffrey A Dritz

Title:
Attorney II

Telephone Number:
312 786 7070

Manual Signature of Official Responsible for Form:

Date:
9/3/13

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 11 2013

SEC 2449 (6-01)